Subsequent events - Narrative (Details) - USD ($) $ in Millions	Jul. 24, 2025	Jul. 22, 2025	Jun. 30, 2025	Jun. 23, 2025	Mar. 19, 2025	Feb. 18, 2025	Dec. 19, 2024	Nov. 07, 2024	Oct. 31, 2024	Sep. 25, 2024
Business Combination [Line Items]
Stock repurchase program, additional amount authorized						$ 750.0
Stock repurchase program, remaining authorized amount			$ 500.0	$ 500.0	$ 750.0		$ 250.0	$ 450.0	$ 556.4	$ 400.0
Subsequent Event
Business Combination [Line Items]
Stock repurchase program, additional amount authorized		$ 500.0
Stock repurchase program, remaining authorized amount	$ 1,000.0